Public Offering (Details) - USD ($)		3 Months Ended	6 Months Ended
	Mar. 10, 2020	Jun. 30, 2020	Jun. 30, 2020	Mar. 05, 2020	Jan. 24, 2020
Public Offering
Price per unit				$ 12.00	$ 12.00
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Payments of underwriting discount			$ 13,800,000
Deferred underwriting compensation		$ 24,150,000	$ 24,150,000
Public Offering
Public Offering
Sale of Units to the public at $10.00 per unit (in shares)			69,000,000
Price per unit	$ 10.00
Number of warrants in a unit	0.25
Payments of underwriting discount	$ 13,800,000
Underwriting discount per unit	$ 0.20
Deferred underwriting compensation	$ 24,150,000
Deferred underwriting discount per unit	$ 0.35
Over-allotment
Public Offering
Number of shares authorized	9,000,000
Sale of Units to the public at $10.00 per unit (in shares)			9,000,000
Number of Shares Issued Per Unit	9,000,000
Class A common stock
Public Offering
Number of shares authorized		380,000,000	380,000,000		380,000,000
Price per unit		$ 10.00	$ 10.00
Class A common stock | Public Offering
Public Offering
Price per unit	$ 11.50
Number of Shares Issued Per Unit	1
Number of shares issuable per warrant	1
Class B common stock
Public Offering
Number of shares authorized		20,000,000	20,000,000		20,000,000